OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
CLO Debt Securities

Atlas Senior Loan Fund XX, Ltd.
Mezzanine Debt - Class E	13.21%	(SOFR + 9.43%)	10/13/2022	10/19/2035	$2,000,000	$1,848,084	$1,848,084	1.8%

Carlyle US CLO 2022-6, Ltd.
Mezzanine Debt - Class E	13.10%	(SOFR + 8.63%)	12/9/2022	10/25/2034	1,000,000	951,516	951,516	0.9

LCM 31 CLO
Mezzanine Debt - Class E	11.89%	(L + 7.08%)	12/18/2020	1/20/2032	250,000	248,413	239,421	0.2

PPM CLO 6 Ltd.
Mezzanine Debt - Class E	12.72%	(SOFR + 8.21%)	12/20/2022	1/20/2031	1,000,000	913,434	913,434	0.9

VCP CLO II
Mezzanine Debt - Class E	13.23%	(L + 8.40%)	2/19/2021	4/15/2031	500,000	489,034	$475,063	0.5

Total CLO Debt Securities					$4,750,000	$4,450,481	$4,427,518	4.3%

CLO Equity Securities(6)

Allegro CLO VII, Ltd.
Subordinated Notes	6.25%		2/14/2019	6/13/2031	$3,100,000	$1,840,328	$1,054,605	1.1%

Allegro CLO 2021-2, Ltd.
Subordinated Notes	16.99%		8/23/2021	10/15/2034	5,000,000	4,073,175	3,807,557	3.9

Allegro CLO XV, LTD.
Subordinated Notes	18.93%		6/10/2022	7/20/2035	4,640,000	3,565,986	4,061,252	4.0

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Anchorage Capital CLO 1-R Ltd.
Subordinated Notes	7.60%		10/5/2018	4/13/2031	$2,100,000	$1,361,614	$1,090,825	1.1%

Apex Credit CLO 2020 Ltd.
Subordinated Notes	20.28%		11/16/2020	10/20/2031	6,170,000	5,457,134	4,622,640	4.6

Apex Credit CLO 2021 Ltd.
Subordinated Notes	17.59%		5/28/2021	7/18/2034	7,140,000	5,873,311	5,248,746	5.2

Apex Credit CLO 2022-1A
Subordinated Notes	16.28%		4/28/2022	4/22/2033	8,833,176	6,982,532	7,408,265	7.3

Atlas Senior Loan Fund IX Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	4/20/2028	1,200,000	452,476	131,830	0.1

Atlas Senior Loan Fund X Ltd.
Subordinated Notes	5.79%		10/5/2018	1/15/2031	5,000,000	2,188,292	964,170	1.0

Atlas Senior Loan Fund XVII, Ltd.
Subordinated Notes	21.18%		9/20/2021	10/20/2034	6,000,000	4,769,077	4,654,730	4.6

Battalion CLO IX Ltd.
Subordinated Notes - Income	13.56%		10/10/2018	7/15/2031	1,079,022	667,169	402,835	0.4
Subordinated Notes	13.56%		10/10/2018	7/15/2031	1,770,978	1,094,966	661,165	0.7
					2,850,000	1,762,135	1,064,000	1.1
Battalion CLO XI Ltd.
Subordinated Notes	17.45%		3/20/2019	10/24/2029	5,000,000	4,056,752	3,645,565	3.6

Battalion CLO XIX Ltd.
Subordinated Notes	22.87%		3/16/2021	4/15/2034	5,000,000	3,020,336	3,162,382	3.1

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
BlueMountain Fuji U.S. CLO III, Ltd.
Subordinated Notes	10.50%		9/18/2019	1/15/2030	$3,701,700	$2,428,033	$1,732,509	1.7%

Bridge Street CLO III Ltd.
Subordinated Notes	16.83%		12/28/2022	10/20/2034	6,900,000	3,645,147	3,645,147	3.6

Crown Point CLO 4 Ltd.
Subordinated Notes	11.87%		3/22/2019	4/20/2031	5,000,000	3,232,271	1,882,213	1.9

Dryden 30 Senior Loan Fund
Subordinated Notes	5.33%		10/5/2018	11/15/2028	1,000,000	349,088	180,152	0.2

Dryden 38 Senior Loan Fund
Subordinated Notes	15.89%		10/5/2018	7/15/2030	2,600,000	1,434,881	990,379	1.0

Dryden 41 Senior Loan Fund
Subordinated Notes	20.03%		10/5/2018	4/15/2031	2,600,000	1,061,797	710,970	0.7

Dryden 53 CLO, Ltd.
Subordinated Notes - Income	18.13%		10/5/2018	1/15/2031	3,200,000	1,848,077	1,149,513	1.1
Subordinated Notes	21.17%		10/1/2019	1/15/2031	500,000	276,944	179,611	0.2
					3,700,000	2,125,021	1,329,124	1.3
Dryden 60 CLO, Ltd.
Subordinated Notes	18.30%		4/23/2021	7/15/2031	5,950,000	4,609,144	3,837,961	3.8

Dryden 76 CLO, Ltd.
Subordinated Notes	19.59%		9/27/2019	10/20/2032	2,250,000	1,846,972	1,749,365	1.7

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Dryden 87 CLO, Ltd.
Subordinated Notes	18.78%		6/2/2021	5/20/2034	5,000,000	4,353,370	4,400,843	4.3

Dryden 95 CLO, Ltd.
Subordinated Notes	18.69%		7/29/2021	8/20/2034	$6,000,000	$4,910,714	$5,045,333	5.0%

Dryden 98 CLO, Ltd.
Subordinated Notes	20.16%		3/17/2022	4/20/2035	5,500,000	4,464,199	5,033,910	5.0

Elevation CLO 2017-7, Ltd.
Subordinated Notes(7)(8)(11)	0.00%		10/5/2018	7/15/2030	2,605,080	688,979	46,078	—

Elevation CLO 2017-8, Ltd.
Subordinated Notes	4.75%		10/5/2018	10/25/2030	2,000,000	967,141	443,537	0.4

Elevation CLO 2021-12, Ltd.
Subordinated Notes	18.37%		5/26/2021	4/20/2032	3,500,000	2,542,537	1,923,753	1.9

Elevation CLO 2021-13, Ltd.
Subordinated Notes	17.45%		6/9/2021	7/15/2034	6,026,765	4,644,405	4,398,647	4.3

Elevation CLO 2021-14, Ltd.
Subordinated Notes	15.71%		10/29/2021	10/20/2034	7,237,500	5,855,818	5,317,532	5.2

Elevation CLO 2021-15, Ltd.
Subordinated Notes	16.67%		12/23/2021	1/5/2035	9,000,000	6,490,248	5,889,669	5.8

Flatiron CLO 2017-1, Ltd.
Subordinated Notes	20.25%		3/22/2019	5/15/2030	3,000,000	1,908,971	1,531,309	1.5

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Flatiron CLO 18 Ltd.
Subordinated Notes	15.70%		10/5/2018	4/17/2031	4,500,000	3,305,823	2,656,839	2.6

Greenwood Park CLO, Ltd.
Subordinated Notes	8.21%		10/5/2018	4/15/2031	$4,000,000	$2,621,429	$1,878,444	1.9%

Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	18.57%		3/20/2019	7/20/2031	3,000,000	1,951,986	1,176,147	1.2

HarbourView CLO VII-R, Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	11/18/2026	3,100,000	1,886,533	120,561	0.1

Jamestown CLO XVI, Ltd.
Subordinated Notes	19.63%		7/29/2021	7/25/2034	3,500,000	2,557,638	2,456,735	2.4

LCM 31 CLO
Subordinated Notes	24.22%		12/18/2020	1/20/2032	1,350,000	1,010,675	883,950	0.9

Madison Park Funding XXIII, Ltd.
Subordinated Notes	19.89%		10/5/2018	7/27/2047	4,000,000	2,540,446	2,274,388	2.2

Madison Park Funding XXIX, Ltd.
Subordinated Notes	21.85%		12/22/2020	10/18/2047	1,000,000	658,609	612,879	0.6

Marble Point CLO X Ltd.
Subordinated Notes	13.29%		10/5/2018	10/15/2030	7,000,000	3,485,013	1,660,047	1.6

Marble Point CLO XI Ltd.
Subordinated Notes - Income	9.91%		10/5/2018	12/18/2047	1,500,000	768,417	316,221	0.3

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Marble Point CLO XX, Ltd.
Subordinated Notes	15.48%		4/9/2021	4/23/2051	5,125,000	4,029,641	3,456,877	3.4

Marble Point CLO XXI, Ltd.
Subordinated Notes	15.46%		8/24/2021	10/17/2051	$5,250,000	$4,208,940	$3,675,027	3.6%

Marble Point CLO XXIII Ltd.
Subordinated Notes	14.98%		12/3/2021	1/22/2052	1,750,000	1,463,539	1,336,058	1.3

MidOcean Credit CLO VII Ltd.
Subordinated Notes - Income(7)(8)	0.00%		3/20/2019	7/15/2029	3,275,000	1,135,920	171,257	0.2

MidOcean Credit CLO VIII Ltd.
Subordinated Notes - Income	21.32%		1/14/2019	2/20/2031	3,225,000	2,045,962	1,410,503	1.4

MidOcean Credit CLO IX Ltd.
Subordinated Notes - Income	18.97%		11/21/2018	7/20/2031	3,000,000	1,826,907	1,254,039	1.2

Niagara Park CLO, Ltd.
Subordinated Notes	18.55%		11/8/2019	7/17/2032	4,500,000	3,573,906	3,401,495	3.4

Octagon Investment Partners 39, Ltd.
Subordinated Notes	19.49%		2/27/2020	10/20/2030	3,600,000	2,195,841	1,699,889	1.7

Sound Point CLO IV-R, Ltd.
Subordinated Notes(7)(8)	0.00%		11/2/2018	4/18/2031	4,000,000	850,583	328,596	0.3

Steele Creek CLO 2022-1, Ltd.
Subordinated Notes	21.22%		3/28/2022	4/15/2035	5,000,000	3,676,444	3,724,517	3.7

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes	11.32%		10/10/2018	10/22/2031	2,778,000	1,454,579	828,689	0.8

Trinitas CLO VIII
Subordinated Notes	22.56%		4/28/2021	7/20/2117	$2,800,000	$1,618,793	$1,170,248	1.2%

Venture 33 CLO Limited
Subordinated Notes	27.29%		3/21/2019	7/15/2031	3,150,000	1,868,832	956,330	0.9

Vibrant CLO X Ltd.
Subordinated Notes	12.66%		5/23/2019	10/20/2031	8,000,000	4,508,830	2,548,505	2.5

Vibrant CLO XIII, Ltd.
Subordinated Notes	14.32%		6/3/2021	7/15/2034	5,000,000	4,153,543	3,646,233	3.6

Voya CLO 2017-4, Ltd.
Subordinated Notes	13.17%		10/5/2018	10/15/2030	1,000,000	628,960	330,869	0.3

Wind River 2015-1 CLO
Subordinated Notes	23.90%		4/28/2021	10/20/2030	2,600,000	1,268,685	954,987	0.9

Webster Park CLO
Subordinated Notes	12.14%		4/23/2021	1/20/2027	3,363,000	2,110,472	1,539,960	1.5

Zais CLO 3, Limited
Subordinated Notes - Income	14.70%		10/10/2018	7/15/2031	1,038,255	539,345	162,818	0.2
Subordinated Notes	14.70%		10/10/2018	7/15/2031	1,761,745	907,817	276,275	0.3
					2,800,000	1,447,162	439,093	0.5

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Total CLO Equity Securities					$248,770,221	$167,815,992	$137,914,381	136.2%

Loan Accumulation Facilities(9)

Anchorage Capital CLO 26, Ltd.
Loan Accumulation Facility	14.50%		6/3/2022	5/16/2024	$531,250	$531,250	$522,538	0.5%

Brightwood Capital MM CLO 2022-1, Ltd.
Loan Accumulation Facility(8)	0.00%		1/5/2022	12/31/2032	7,500,000	7,500,000	7,312,500	7.2

Total Loan Accumulation Facilities					$8,031,250	$8,031,250	$7,835,038	7.7%

Other CLO equity-related investments
CLO other(10)	17.51%					$863,711	$938,812	0.9%

Total Investments					$261,551,471	$181,161,434	$151,115,749	149.1%

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended.
(2)	We do not “control” and are not an “affiliate” of any of our portfolio investments, each as defined in the Investment Company Act of 1940, as amended. In general, under the Investment Company Act of 1940, as amended, we would be presumed to “control” a portfolio investment if we owned 25% or more of its voting securities and would be an “affiliate” of a portfolio investment if we owned 5% or more of its voting securities.
(3)	The rate disclosed on CLO equity securities is the estimated effective yield, generally established at purchase and re-evaluated upon receipt of distributions, and based upon projected amounts and timing of future distributions and the projected amount and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. Projected cash flows, including the amount and timing of terminal principal payments, which generally are projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments. The rates disclosed on CLO debt securities reflects the contractual interest rate. The rate disclosed on Loan Accumulation Facilities represents the estimated yield to be earned on the investment. As of January 31, 2023, the Company’s weighted-average effective yield on its total investments, based on current amortized cost, was 15.64%.
(4)	CLO debt securities bear interest at a rate determined by reference to three-month LIBOR (L) or SOFR which reset quarterly. The rate provided for each CLO debt security is as of January 31, 2023.

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2023

(unaudited)

(5)	The fair value of all investments was determined in good faith by OFS Advisor using significant, unobservable inputs.
(6)	Subordinated notes and income notes are considered CLO equity securities. CLO equity securities are entitled to recurring distributions, which are generally equal to the remaining cash flow payments made by underlying securities less contractual payments to debt holders and fund expenses.
(7)	As of January 31, 2023, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security’s anticipated optional redemption, is equal to or less than current amortized cost. Projected distributions are periodically monitored and re-evaluated. All actual distributions will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security’s then-current amortized cost.
(8)	Non-income producing.
(9)	Loan Accumulation Facilities are financing structures intended to aggregate loans that are expected to form part of the portfolio of a future CLO. Investments in Loan Accumulation Facilities generally earn returns equal to the actual income earned on facility assets less costs and fees incurred on senior financing and manager costs. Income and return of capital distributions from investments in Loan Accumulation Facilities are generally received upon the earlier of the closing of the CLO securitization or liquidation of the underlying portfolio.
(10)	Fair value represents discounted cash flows associated with fees earned from CLO equity-related investments.
(11)	As of January 31, 2023, the investment has been optionally redeemed. Remaining residual distributions are anticipated to be recognized as return of capital.